Cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 56	$ 47
Local Countries [Member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	30	24
UK Portfolio [member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	14	11
Other Restrictions [Member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 12	$ 12